Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Fair Value and NAV
A summary of Plan investments measured at fair value is as follows:

	Quoted prices in active markets for identical assets (Level 1)
	December 31,
Description	2025	2024

Mutual funds	$46,762,778	$45,203,818
Employer shares	6,363,728	4,898,265
BrokerageLink	2,640,961	—
Money market funds	1,536,896	2,808,437
Equity securities	—	3,175,175
Total	$57,304,363	$56,085,695